EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2017	Aug. 31, 2015
Multiemployer Plan [Line Items]
Total stock based compensation expense	$ 0.6
Weighted average remaining period	1 year 4 months 24 days
August Two Thousand Fifteen Incentive Plan [Member]
Multiemployer Plan [Line Items]
Share based compensation description	Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.
Twenty Fifteen Plan [Member]
Multiemployer Plan [Line Items]
Common stock reserved for future issuance	5,882,280	500,000	2,243,140	2,547,746	591,394